Consolidated Statements Of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2009	$ 4,186	$ 25,854,265	$ (30,634,355)	$ (4,775,904)
Balance, shares at Mar. 31, 2009	4,186,194
Cumulative effect related to adoption of new accounting principle		(4,217,730)	(9,657,893)	(13,875,623)
Issuance of common stock for conversion of convertible notes payable including accrued interest	519	1,459,682		1,460,201
Issuance of common stock for conversion of convertible notes payable including accrued interest, shares	519,186
Issuance of common stock for conversion of convertible debentures and accrued interest	1,237	4,267,446		4,268,683
Issuance of common stock for conversion of convertible debentures and accrued interest, shares	1,236,316
Reclassification of derivative liability to additional paid-in capital upon conversion of convertible notes and debentures		2,728,459		2,728,459
Reclassification of derivative liability to additional paid-in capital upon effectively fixing conversion feature and warrant price		9,009,329		9,009,329
Estimated fair value of warrants issued as commission for debt financing		63,396		63,396
Issuance of common stock for services, shares	33,490
Issuance of common stock for services	33	166,061		166,094
Exercise of warrants for cash net, shares	479,033
Exercise of warrants for cash, net	479	1,359,989		1,360,468
Cashless exercise of warrants and stock options, shares	15,753
Cashless exercise of warrants and stock options	16	(16)		16
Issuance of units in public offering, net of offering costs	1,667	3,740,430		3,742,097
Issuance of units in public offering, net of offering costs, shares	1,666,667
Share-based compensation related to stock options and warrants issued to consultants, employees and directors		589,786		589,786
Fractional share adjustment for stock split	(20)
Net loss			(5,651,561)	(5,651,561)
Balance at Mar. 31, 2010	8,137	45,021,097	(45,943,809)	(914,575)
Balance, shares at Mar. 31, 2010	8,136,619
Reclassification of derivative liability to additional paid-in capital upon effectively fixing conversion feature and warrant price		128,276		128,276
Issuance of common stock for services, shares	13,636
Issuance of common stock for services	14	23,985		23,999
Cashless exercise of warrants and stock options				114
Share-based compensation related to stock options and warrants issued to consultants, employees and directors		971,158		971,158
Issuance of common stock for conversion of convertible debentures	67	199,933		200,000
Issuance of common stock for conversion of convertible debentures, shares	66,666
Reduction of accrued offering costs in connection with February 2010 financing		29,067		29,067
Exercise of warrants and options for cash	279	212,924		213,203
Exercise of warrants and options for cash, shares	279,094
Cashless exercise of warrants	114	(114)
Cashless exercise of warrants, shares	114,061
Issuance of units in private placement offering, net of offering costs	18,894	11,430,665		11,449,559
Issuance of units in private placement offering net of offering costs, shares	18,894,507
Net loss			(6,152,278)	(6,152,278)
Balance at Mar. 31, 2011	$ 27,505	$ 58,016,991	$ (52,096,087)	$ 5,948,409
Balance, shares at Mar. 31, 2011	27,504,583